Offerings - Offering: 1	Mar. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.95% Notes Due 2029
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.